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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Globespan Management Associates V, L.P.
Address:  c/o Globespan Capital Management, LLC
          One Boston Place, Suite 2810
          Boston, MA  02108

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew P. Goldfarb
Title: Member of Globespan Management Associates V, LLC, the sole general partner of the Reporting Manager
Phone:   617-305-2300

Signature, Place, and Date of Signing:

/s/Andrew P. Goldfarb      Boston, Massachusetts      February 14, 2013
---------------------   --------------------------  -----------------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          2

Form 13F Information Table Value Total:   $185,405 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.     Form 13F File Number       Name
       ---     --------------------       --------------------------------------
       01      File Number 28-            Globespan Management Associates V, LLC

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
                                                      FORM 13F INFORMATION TABLE
COLUMN 1:       COLUMN 2:      COLUMN 3:     COLUMN 4:    COLUMN 5:                   COLUMN 6:       COLUMN 7:      COLUMN 8:
                                                                                                               --VOTING AUTHORITY--
                TITLE OF                      VALUE       SHRS OR                    INVESTMENT        OTHER
NAME OF ISSUER   CLASS          CUSIP        (x$1000)     PRN AMT   SH/PRN PUT/CALL  DISCRETION       MANAGERS  SOLE  SHARED  NONE
PALO ALTO
 NETWORKS INC     COM         697435105       182907      3417543     SH               SOLE             01     3417543
ZYNGA INC         COM         98986T108        2498       1058422     SH               SOLE             01     1058422